Hedging activities and derivatives (Tables)	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Summary Of Foreign Currency And Interest Rate Risk
Forward contracts, swaps, call option and call spreads measured at FVTOCI are designated as hedging instruments in cash flow hedges of interest and principal payments in USD / CNH
.

	31 March 2021		31 March 2020
	Assets	Liabilities	Assets	Liabilities
Derivative contracts designated as hedging instruments	2,691	1,070	8,718	—

Summary Of Hedge Reserve Movement

	For the year ended
Hedge reserve movement	31 March 2021	31 March 2020	31 March 2019
a) Cash flow hedge reserve
Opening balance (after non-controlling interest)	(300)	(429)	(271)
Gain / (loss) recognised on cash flow hedges	(5,104)	1,373	(760.03)
(Gain) / loss reclassified to profit or loss (under head finance costs)	(58)	8	(5)
(Gain) / loss reclassified to non financial assets or liabilities as basis adjustment (under head property, plant and equipment)	(9)	559	230.18
(Gain) / loss reclassified to profit or loss as hedged future cash flows are no longer expected to occur	106	280	295.21
Income tax relating on cash flow hedges	1,365	(2,157)	61

Closing balance	(4,000)	(366)	(450)
Less: Non-controlling interest movement	(61)	66	21

Closing balance (after non-controlling interest)	(4,061)	(300)	(429)

b) Cost of hedge reserve on cash flow hedges
Opening balance (after non-controlling interest)	(785.25)	(82)	—
Effective portion of changes in fair value	(2,353.51)	(2,119)	(178)
Amount reclassified to profit or loss as option premium amortisation (under head finance costs)	1,772.73	1,119	69
Amount transferred to property, plant and equipment	42.00	—	—
Tax effect	166.79	301	31

Closing balance	(1,157)	(781)	(78)
Less: Non-controlling interest movement	(4)	(4)	(4)

Closing balance (after non-controlling interest)	(1,161)	(785)	(82)

Total Hedge reserve movement (a+b)
Opening balance (after non-controlling interest)	(1,085)	(511)	(271)
OCI for the year	(4,072)	(636)	(258)
Attributable to non-controlling interests	(65)	62	17

Closing balance (after non-controlling interest)	(5,222)	(1,085)	(511)